CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2011	Dec. 31, 2010
Ordinary shares, shares authorized	225,000,000	225,000,000
Ordinary shares, shares issued	52,677,323	52,677,323
Ordinary shares, shares outstanding	52,677,323	52,677,323
Preferred Class A [Member]
Temporary equity, shares authorized	25,000,000	25,000,000
Temporary equity, shares issued	10,012,987	10,012,987
Temporary equity, shares outstanding	10,012,987	10,012,987
Temporary equity, liquidation preference (in dollars)	50,064,935	50,064,935
Temporary equity, discount (in dollars)	0	6,135,012